Segment Information - Net premiums written by geographical location (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	$ 6,199,404	$ 6,281,451	$ 5,795,750
Property and casualty operations
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	5,903,982	5,957,019	5,433,388
Property and casualty operations | Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	658,041	644,566	572,825
Property and casualty operations | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	2,650,916	2,626,855	2,320,274
Property and casualty operations | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	2,111,065	2,202,209	2,065,197
Property and casualty operations | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	483,960	483,389	475,092
Life operations
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	295,422	324,432	362,362
Life operations | Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	117,948	129,997	149,466
Life operations | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	$ 177,474	$ 194,435	$ 212,896